SUPPLEMENT DATED MARCH 31, 2025
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT D
                     Platinum Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective March 31, 2025, below portfolios of Pioneer Variable Contracts Trust were reorganized into Victory Variable Insurance Funds II as below:


----------------------------------  --------------------------------------
        Old Portfolio                          New Portfolio
     Investment Adviser                     Investment Adviser
----------------------------------  --------------------------------------
Pioneer Fund VCT Portfolio           Victory Pioneer Fund VCT Portfolio
Amundi Asset Management US, Inc.     Victory Capital Management, Inc.
----------------------------------  --------------------------------------
Pioneer Select Mid Cap Growth VCT    Victory Pioneer Select Mid Cap Growth
Portfolio                            VCT Portfolio
Amundi Asset Management US, Inc.     Victory Capital Management, Inc.
----------------------------------  --------------------------------------

Accordingly, all references to "Pioneer Fund VCT Portfolio" and "Pioneer Select Mid Cap Growth VCT Portfolio" in the prospectus are replaced with "Victory Pioneer Fund VCT Portfolio" and "Victory Pioneer Select Mid Cap Growth VCT Portfolio."

Should you have any questions, you may contact our Annuity Service Center at
(800) 277-0914.